Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Decrease in total valuation allowance recognized in earnings	¥ (2,648)	¥ (8,303)	¥ (1,639)